UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     November 05, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $363,750 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                     COM             002824100     9979   186103 SH       SOLE                   186103        0        0
APPLERA CORP                    COM AP BIO GRP  038020103     9686   279616 SH       SOLE                   279616        0        0
APPLIED MATLS INC               COM             038222105     8190   395634 SH       SOLE                   395634        0        0
AUTOMATIC DATA PROCESSING IN    COM             053015103     8751   190527 SH       SOLE                   190527        0        0
BANK OF NEW YORK MELLON CORP    COM             064058100     8844   200360 SH       SOLE                   200360        0        0
BAXTER INTL INC                 COM             071813109    13965   248134 SH       SOLE                   248134        0        0
BP PLC                          SPONSORED ADR   055622104      297     4281 SH       SOLE                     4281        0        0
BURLINGTON NORTHN SANTA FE C    COM             12189T104      284     3500 SH       SOLE                     3500        0        0
CAPITAL ONE FINL CORP           COM             14040H105      233     3500 SH       SOLE                     3500        0        0
CHEVRON CORP NEW                COM             166764100    12501   133591 SH       SOLE                   133591        0        0
CINTAS CORP                     COM             172908105     8977   241956 SH       SOLE                   241956        0        0
CISCO SYS INC                   COM             17275R102    13957   421266 SH       SOLE                   421266        0        0
CITIGROUP INC                   COM             172967101     8760   187702 SH       SOLE                   187702        0        0
COBIZ FINANCIAL INC             COM             190897108      258    15046 SH       SOLE                    15046        0        0
COSTCO WHSL CORP NEW            COM             22160K105    10470   170601 SH       SOLE                   170601        0        0
CVS CAREMARK CORPORATION        COM             126650100     9054   228473 SH       SOLE                   228473        0        0
EXXON MOBIL CORP                COM             30231G102    14539   157073 SH       SOLE                   157073        0        0
GENERAL ELECTRIC CO             COM             369604103    13227   319488 SH       SOLE                   319488        0        0
HALLIBURTON CO                  COM             406216101    10040   261449 SH       SOLE                   261449        0        0
HEWLETT PACKARD CO              COM             428236103    14045   282079 SH       SOLE                   282079        0        0
HOME DEPOT INC                  COM             437076102     6806   209817 SH       SOLE                   209817        0        0
HONEYWELL INTL INC              COM             438516106    14515   244068 SH       SOLE                   244068        0        0
INTERNATIONAL BUSINESS MACHS    COM             459200101     7426    63037 SH       SOLE                    63037        0        0
ISHARES TR                      S&P 500 INDEX   464287200     1000     6540 SH       SOLE                     6540        0        0
JOHNSON & JOHNSON               COM             478160104      485     7376 SH       SOLE                     7376        0        0
JP MORGAN CHASE & CO            COM             46625H100    10504   229255 SH       SOLE                   229255        0        0
KIMBERLY CLARK CORP             COM             494368103    10500   149440 SH       SOLE                   149440        0        0
KRAFT FOODS INC                 CL A            50075N104     7431   215325 SH       SOLE                   215325        0        0
LEGG MASON INC                  COM             524901105     8704   103265 SH       SOLE                   103265        0        0
LINCOLN NATL CORP IND           COM             534187109    10438   158223 SH       SOLE                   158223        0        0
MICROSOFT CORP                  COM             594918104      372    12629 SH       SOLE                    12629        0        0
MONSANTO CO NEW                 COM             61166W101      334     3901 SH       SOLE                     3901        0        0
MOTOROLA INC                    COM             620076109     8261   445808 SH       SOLE                   445808        0        0
NORFOLK SOUTHERN CORP           COM             655844108      270     5198 SH       SOLE                     5198        0        0
NORTHROP GRUMMAN CORP           COM             666807102    11420   146409 SH       SOLE                   146409        0        0
OFFICE DEPOT INC                COM             676220106     5368   260320 SH       SOLE                   260320        0        0
PEPSICO INC                     COM             713448108     1203    16427 SH       SOLE                    16427        0        0
PFIZER INC                      COM             717081103     7314   299380 SH       SOLE                   299380        0        0
PRAXAIR INC                     COM             74005P104    14390   171803 SH       SOLE                   171803        0        0
PROCTER & GAMBLE CO             COM             742718109      817    11610 SH       SOLE                    11610        0        0
ROYAL DUTCH SHELL PLC           SPONS ADR A     780259206      393     4777 SH       SOLE                     4777        0        0
SCHLUMBERGER LTD                COM             806857108      462     4397 SH       SOLE                     4397        0        0
SYSCO CORP                      COM             871829107      220     6195 SH       SOLE                     6195        0        0
TEXAS INSTRS INC                COM             882508104     8088   221042 SH       SOLE                   221042        0        0
TIME WARNER INC                 COM             887317105     9982   543702 SH       SOLE                   543702        0        0
TRUSTMARK CORP                  COM             898402102      325    11607 SH       SOLE                    11607        0        0
UNITED TECHNOLOGIES CORP        COM             913017109      362     4499 SH       SOLE                     4499        0        0
VULCAN MATLS CO                 COM             929160109      220     2465 SH       SOLE                     2465        0        0
WAL MART STORES INC             COM             931142103      207     4750 SH       SOLE                     4750        0        0
WALGREEN CO                     COM             931422109      266     5636 SH       SOLE                     5636        0        0
WATERS CORP                     COM             941848103    11897   177785 SH       SOLE                   177785        0        0
WELLS FARGO & CO NEW            COM             949746101    10543   295972 SH       SOLE                   295972        0        0
XILINX INC                      COM             983919101     6308   241315 SH       SOLE                   241315        0        0
ZIMMER HLDGS INC                COM             98956P102    10862   134115 SH       SOLE                   134115        0        0